COMMITMENTS AND CONTINGENCIES - Narrative (Details) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Loss contingency accrual	$ 0
Purchase Commitment - Two Year Cloud Computing
Other Commitments [Line Items]
Commercial commitments due in the next twelve months	$ 14,400,000
Term of commercial commitment (in years)	2 years